Income Taxes (Tables)	12 Months Ended
Jul. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Significant components of our deferred tax assets are as follows:

	July 31,
	2018	2017
Net operating loss carry-forward	$26,170,000	$30,970,000
Stock options and warrants	2,590,000	3,250,000
Other temporary differences	(130,000)	(140,000)
Total deferred tax assets	28,630,000	34,080,000
Valuation allowance for deferred tax assets	(28,630,000)	(34,080,000)
Net deferred tax assets	$—	$—

Schedule of Reconciliation Effective Tax Rate, Percentage

A reconciliation of income taxes computed using the statutory income tax rate, compared to the effective tax rate, is as follows:

	2018	2017
Federal tax benefit at the expected statutory rate	26.4%	34.0%
State income tax, net of federal tax benefit	32.5	0.8
Expired net operating loss carryforwards	(20.0)	(6.6)
Other	(2.9)	(7.7)
Rate change adjustment	(175.4)	—
Change in state tax rates	—	(4.2)
Permanent items	—	(3.3)
Valuation allowance	139.4	(13.0)
Income tax benefit - effective rate	0.0%	0.0%